Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (17,918,395)	$ 5,039,416	$ (6,389,592)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on deconsolidation of Shanghai An-Nai-Chi			(1,038,542)
Loss on deregistration of Zhuhai Sunrana			63,859
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax			(827,531)
Share-based compensation	424,445	129,673	215,171
Equity in losses of affiliates		771,720	796,721
Gains from sale of investment in affiliate		(5,421,753)	(404,750)
Gains from sale of long-term investment		(546,642)
Gain from sale of Acorn Hong Kong		(55,379)
Loss (gain) on change in fair value of derivative assets		306,483	(199,412)
Allowance for doubtful receivables	(50,746)	3,581,208	(859,055)
Depreciation and amortization	4,510,935	5,149,627	4,154,383
Gains from disposal of equipment and other long-term assets	79,533	154,602	54,993
Deferred income tax expenses (benefits)	3,182,139	932,962	(1,873,217)
Gain on trading securities	(601,793)	(417,547)	(1,781,345)
Accrued interest on available-for-sale securities		(212,000)	(382,930)
Changes in operating assets and liabilities:
Purchase of trading securities		(9,795,547)	(10,652,665)
Proceeds from sales of trading securities	349,338	11,002,424	20,920,360
Accounts receivable	2,443,987	(4,878,806)	2,336,902
Notes receivable	(127,859)	1,645,263	597,378
Inventory	10,268,771	(10,217,604)	3,158,960
Prepaid advertising expenses	3,092,199	(3,221,908)	1,535,479
Other prepaid expenses and current assets	(2,043,307)	(526,185)	(2,011,215)
Purchase of prepaid land use right		(491,281)
Accounts payable	(9,886,512)	8,169,619	(1,945,902)
Accrued expenses and other current liabilities	(5,338,524)	7,648,797	(2,702,046)
Notes payable	(3,711,816)	2,199,548	(1,040,713)
Income taxes payable	(3,154,387)	(74,880)	256,432
Deferred revenue	903,945
Net cash provided by (used in) operating activities	(17,578,047)	10,871,810	1,981,723
Investing activities:
Purchase of property and equipment	(2,530,606)	(12,490,728)	(6,301,037)
Proceeds from disposal of equipment	14,878	128,575	33,628
Purchase of other long-term assets	(390,807)	(715,377)	(2,568,234)
Proceeds from disposal of other long-term assets		416,345	200,827
Cash disposed of upon deconsolidation of Shanghai An-Nai-Chi			(905,689)
Investments in an affiliate	(1,300,000)
Sale of investments in affiliates		6,106,399	1,882,862
Sale of long-term investment		8,572,520
Disposal of Acorn Hong Kong		(653,353)
Decrease in restricted cash	1,310,253	669,030	168,331
Net cash provided by (used in) investing activities	(2,896,282)	2,033,411	(7,489,312)
Financing activities:
Dividends paid	(467)	(14,710)	(49,841,295)
Proceeds from exercise of stock options		879,397	597,600
Net cash provided by (used in) financing activities	(467)	864,687	(49,243,695)
Effect of exchange rate changes	269,812	5,742,839	3,465,732
Net increase (decrease) in cash and cash equivalents	(20,204,984)	19,512,747	(51,285,552)
Cash and cash equivalents at the beginning of the year	111,180,139	91,667,392	142,952,944
Cash and cash equivalents at the end of the year	90,975,155	111,180,139	91,667,392
Supplemental disclosure of cash flow information:
Income taxes paid	1,734,442	3,302,300	842,366
Supplemental schedule of non-cash investing and financing activities:
Business combination liability reversal upon resolution of contingency, net of tax			$ (827,531)